Significant Accounting Policies - Employee benefits (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
PRC Contribution Plan
Employee benefits
Employee benefit expense	¥ 62,628	¥ 54,972	¥ 49,925
Philippine Employee Benefit Plan
Employee benefits
Employee benefit expense	3,351	2,836	¥ 1,335
Defined benefit plan liability	¥ 2,245	¥ 1,918